Consolidated Statements of Changes in Stockholders’ Equity - USD ($)		Ordinary Shares Class A		Ordinary Shares Class B		Additional paid-up capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Total
Balance at Aug. 31, 2022				$ 1			$ (379,010)	$ 1,236	$ (377,773)
Balance (in Shares) at Aug. 31, 2022				12,000,000	[1]
Net income (loss)							(1,085,777)		(1,085,777)
Foreign currency translation adjustment								676	676
Balance at Aug. 31, 2023				$ 1			(1,464,787)	1,912	(1,462,874)
Balance (in Shares) at Aug. 31, 2023				12,000,000	[1]
Net income (loss)							1,319,697		1,319,697
Issuance of ordinary shares		$ 750,000							750,000
Issuance of ordinary shares (in Shares)		6,000,000	[1]
Foreign currency translation adjustment								(4,851)	(4,851)
Balance at Aug. 31, 2024		$ 750,000		$ 1			(145,090)	(2,939)	601,972
Balance (in Shares) at Aug. 31, 2024	[1]	6,000,000		12,000,000
Net income (loss)							(2,429,433)		(2,429,433)
Issuance of ordinary shares pursuant to IPO, net of offering cost						4,011,020			4,011,020
Issuance of ordinary shares pursuant to IPO, net of offering cost (in Shares)		1,212,000	[1]
Foreign currency translation adjustment								22,938	22,938
Balance at Aug. 31, 2025		$ 750,000		$ 1		$ 4,011,020	$ (2,574,523)	$ 19,999	$ 2,206,497
Balance (in Shares) at Aug. 31, 2025	[1]	7,212,000		12,000,000

[1]	Retroactively restated for effect of share recapitalization (Note 1)